Risk Information - Net exposure (Details) - SEK SEK in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2018
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial assets	SEK 258,657	SEK 292,968	SEK 258,678
Credit risk
Disclosure of detailed information about financial instruments [line items]
Adjustment from book value to exposure	(65,000)	(17,900)
Net exposure	327,200	340,700
Carrying amount of financial assets	262,200
Book value		358,600
Derivative exposure after netting	2,200	3,300
Credit risk | Contingent assets and commitments
Disclosure of detailed information about financial instruments [line items]
Contingent assets and Commitments		62,400
Credit risk | Central governments
Disclosure of detailed information about financial instruments [line items]
Net exposure	167,100	173,700
Credit risk | Central governments | Contingent assets and commitments
Disclosure of detailed information about financial instruments [line items]
Net exposure		56,300
Credit risk | Regional governments
Disclosure of detailed information about financial instruments [line items]
Net exposure	11,400	19,900
Credit risk | Multilateral development banks
Disclosure of detailed information about financial instruments [line items]
Net exposure	0	1,900
Credit risk | Public sector entity
Disclosure of detailed information about financial instruments [line items]
Net exposure	400
Credit risk | Financial institutions
Disclosure of detailed information about financial instruments [line items]
Net exposure	38,600	45,200
Credit risk | Financial institutions | Contingent assets and commitments
Disclosure of detailed information about financial instruments [line items]
Net exposure		800
Credit risk | Corporates
Disclosure of detailed information about financial instruments [line items]
Net exposure	109,700	100,000
Credit risk | Corporates | Contingent assets and commitments
Disclosure of detailed information about financial instruments [line items]
Net exposure		5,300
Credit risk | Financial assets
Disclosure of detailed information about financial instruments [line items]
Adjustment from book value to exposure	(65,000)	(17,900)
Carrying amount of financial assets	262,200	296,200
Credit risk | Financial assets | Central governments
Disclosure of detailed information about financial instruments [line items]
Net exposure	167,100	117,400
Credit risk | Financial assets | Regional governments
Disclosure of detailed information about financial instruments [line items]
Net exposure	11,400	19,900
Credit risk | Financial assets | Multilateral development banks
Disclosure of detailed information about financial instruments [line items]
Net exposure		1,900
Credit risk | Financial assets | Public sector entity
Disclosure of detailed information about financial instruments [line items]
Net exposure	400
Credit risk | Financial assets | Financial institutions
Disclosure of detailed information about financial instruments [line items]
Net exposure	38,600	44,400
Credit risk | Financial assets | Corporates
Disclosure of detailed information about financial instruments [line items]
Net exposure	109,700	94,700
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial assets	1,231	7,054
Cash and cash equivalents | Credit risk
Disclosure of detailed information about financial instruments [line items]
Adjustment from book value to exposure	0
Carrying amount of financial assets	1,200
Cash and cash equivalents | Credit risk | Central governments
Disclosure of detailed information about financial instruments [line items]
Net exposure	500
Cash and cash equivalents | Credit risk | Financial institutions
Disclosure of detailed information about financial instruments [line items]
Net exposure	700
Treasuries/government bonds
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial assets	4,382	3,687
Treasuries/government bonds | Credit risk
Disclosure of detailed information about financial instruments [line items]
Adjustment from book value to exposure	0
Carrying amount of financial assets	4,400	3,700
Treasuries/government bonds | Credit risk | Central governments
Disclosure of detailed information about financial instruments [line items]
Net exposure	4,400	3,700
Treasuries/government bonds | Credit risk | Regional governments
Disclosure of detailed information about financial instruments [line items]
Net exposure	0
Treasuries/government bonds | Credit risk | Financial institutions
Disclosure of detailed information about financial instruments [line items]
Net exposure	0
Treasuries/government bonds | Credit risk | Corporates
Disclosure of detailed information about financial instruments [line items]
Net exposure	0
Other interest-bearing securities except loans
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial assets	39,807	49,901
Other interest-bearing securities except loans | Credit risk
Disclosure of detailed information about financial instruments [line items]
Adjustment from book value to exposure	5,400	300
Carrying amount of financial assets	39,800	49,900
Other interest-bearing securities except loans | Credit risk | Central governments
Disclosure of detailed information about financial instruments [line items]
Net exposure	1,300	6,300
Other interest-bearing securities except loans | Credit risk | Regional governments
Disclosure of detailed information about financial instruments [line items]
Net exposure	0	13,000
Other interest-bearing securities except loans | Credit risk | Multilateral development banks
Disclosure of detailed information about financial instruments [line items]
Net exposure		1,900
Other interest-bearing securities except loans | Credit risk | Public sector entity
Disclosure of detailed information about financial instruments [line items]
Net exposure	400
Other interest-bearing securities except loans | Credit risk | Financial institutions
Disclosure of detailed information about financial instruments [line items]
Net exposure	20,100	22,600
Other interest-bearing securities except loans | Credit risk | Corporates
Disclosure of detailed information about financial instruments [line items]
Net exposure	12,600	6,400
Loans and interest-bearing securities | Credit risk
Disclosure of detailed information about financial instruments [line items]
Net exposure	245,000	273,600
Loans and interest-bearing securities | Credit risk | Central governments
Disclosure of detailed information about financial instruments [line items]
Net exposure	97,100	117,300
Loans and interest-bearing securities | Credit risk | Regional governments
Disclosure of detailed information about financial instruments [line items]
Net exposure	11,400	19,900
Loans and interest-bearing securities | Credit risk | Multilateral development banks
Disclosure of detailed information about financial instruments [line items]
Net exposure	0	1,900
Loans and interest-bearing securities | Credit risk | Public sector entity
Disclosure of detailed information about financial instruments [line items]
Net exposure	400
Loans and interest-bearing securities | Credit risk | Financial institutions
Disclosure of detailed information about financial instruments [line items]
Net exposure	32,700	39,800
Loans and interest-bearing securities | Credit risk | Corporates
Disclosure of detailed information about financial instruments [line items]
Net exposure	103,400	94,700
Loans in the form of interest-bearing securities
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial assets	41,125	46,222
Loans in the form of interest-bearing securities | Credit risk
Disclosure of detailed information about financial instruments [line items]
Adjustment from book value to exposure	(5,200)	200
Carrying amount of financial assets	41,100	46,200
Loans in the form of interest-bearing securities | Credit risk | Central governments
Disclosure of detailed information about financial instruments [line items]
Net exposure	0	600
Loans in the form of interest-bearing securities | Credit risk | Regional governments
Disclosure of detailed information about financial instruments [line items]
Net exposure	4,900
Loans in the form of interest-bearing securities | Credit risk | Financial institutions
Disclosure of detailed information about financial instruments [line items]
Net exposure	2,100	3,900
Loans in the form of interest-bearing securities | Credit risk | Corporates
Disclosure of detailed information about financial instruments [line items]
Net exposure	39,300	41,900
Loans to credit institutions
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial assets	23,198	26,190
Loans to credit institutions | Credit risk
Disclosure of detailed information about financial instruments [line items]
Adjustment from book value to exposure	16,200	(11,800)
Carrying amount of financial assets	23,200	33,200
Cash collateral under the security agreements for derivative contracts	10,300	11,600
Loans to credit institutions | Credit risk | Central governments
Disclosure of detailed information about financial instruments [line items]
Net exposure	1,900	6,900
Loans to credit institutions | Credit risk | Regional governments
Disclosure of detailed information about financial instruments [line items]
Net exposure	0	6,200
Loans to credit institutions | Credit risk | Financial institutions
Disclosure of detailed information about financial instruments [line items]
Net exposure	4,800	7,600
Loans to credit institutions | Credit risk | Corporates
Disclosure of detailed information about financial instruments [line items]
Net exposure	300	700
Loans to the public
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial assets	141,111	147,909
Loans to the public | Credit risk
Disclosure of detailed information about financial instruments [line items]
Adjustment from book value to exposure	(87,300)	900
Carrying amount of financial assets	141,100	147,900
Loans to the public | Credit risk | Central governments
Disclosure of detailed information about financial instruments [line items]
Net exposure	159,000	96,600
Loans to the public | Credit risk | Regional governments
Disclosure of detailed information about financial instruments [line items]
Net exposure	5,800	700
Loans to the public | Credit risk | Financial institutions
Disclosure of detailed information about financial instruments [line items]
Net exposure	6,100	5,800
Loans to the public | Credit risk | Corporates
Disclosure of detailed information about financial instruments [line items]
Net exposure	57,500	45,700
Derivatives - net
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial assets	7,803	12,005
Derivatives - net | Credit risk
Disclosure of detailed information about financial instruments [line items]
Adjustment from book value to exposure	2,300	(7,500)
Carrying amount of financial assets	7,800	12,000
Derivatives - net | Credit risk | Central governments
Disclosure of detailed information about financial instruments [line items]
Net exposure	0
Derivatives - net | Credit risk | Regional governments
Disclosure of detailed information about financial instruments [line items]
Net exposure	700
Derivatives - net | Credit risk | Financial institutions
Disclosure of detailed information about financial instruments [line items]
Net exposure	4,800	4,500
Derivatives - net | Credit risk | Corporates
Disclosure of detailed information about financial instruments [line items]
Net exposure	0
Other assets | Credit risk
Disclosure of detailed information about financial instruments [line items]
Adjustment from book value to exposure	3,600
Carrying amount of financial assets	SEK 3,600	3,300
Other assets | Credit risk | Central governments
Disclosure of detailed information about financial instruments [line items]
Net exposure		SEK 3,300